REVENUE - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales	$ 532.2	[1]	$ 673.4
Bitumen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales			181.6
Natural gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales			98.8
Light oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales			149.3
Natural gas liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales			56.7
Diluent sold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales			147.2
Processing income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales			19.1
Sale of other product purchased for resale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales			$ 20.7
Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales	532.2
Previously reported | Bitumen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales	264.1
Previously reported | Natural gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales	16.6
Previously reported | Light oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales	14.8
Previously reported | Natural gas liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales	4.7
Previously reported | Diluent sold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales	219.3
Previously reported | Processing income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales	2.0
Previously reported | Sale of other product purchased for resale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales	10.7
Previously reported | Natural Gas Used in Internal Operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales	$ 7.2

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjJmY2RlZjAzOGRkOTRlOWE5NjlkYTc5MWVjNWQ3ZWRhfFRleHRTZWxlY3Rpb246RTdGNjdEMTk4QzhCMzA5MTVCODczRkVEMTY1NDc4ODkM}